NYSE Regulation

10011792

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

Received SEC
JUN 18 2010
Washington, DC 20549

1-34783

June 18, 2010

CENTRUS

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 16, 2010 the NYSE Amex LLC (the "Exchange") received from China Intelligent Lighting and Electronics, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $0.0001 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli

Jamie Patturelli
Assistant Director, Corporate Compliance